Note 19 - Accumulated Other Comprehensive Income (Loss) - Changes in Accumulated Other Comprehensive Income (Loss) by Component, Net of Tax (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Balance		$ 143,810	$ 137,775
Other comprehensive income (loss)		(822)	2,442
Balance		145,335	143,810
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]
Balance	[1]	4,284	1,842
Other comprehensive income (loss)		(822)	2,442
Balance	[1]	$ 3,462	$ 4,284

[1]	All amounts are net of tax. Amounts in parentheses indicate debits to AOCI.